SHARE CAPITAL (Details)		1 Months Ended	12 Months Ended
	Feb. 03, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 16, 2016 $ / shares shares	Nov. 30, 2015 USD ($) shares	Nov. 29, 2015	Dec. 31, 2014 shares
Class of Stock [Line Items]
Shares issued			0	13,422,818	0
Net proceeds from issuance of shares | $			$ 0	$ 98,200,000	$ 0
Share capital, shares outstanding (in shares)		169,809,324	169,809,324	169,809,324	781,937,649				635,205,000
Percentage ownership of common stock outstanding								13.00%
Ordinary shares authorized, value | $					$ 1,000,000,000
Ordinary shares authorized (in shares)		1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares issued (dollars per share) | $ / shares		$ 1	$ 1	$ 1	$ 1.00
Share exchange ratio in reverse acquisition							2.55
Reverse stock split, conversion ratio	0.2
Hemen [Member]
Class of Stock [Line Items]
percentage ownership of stock issue, new shares						10.00%
Share capital, shares outstanding (in shares)						82,145,703
Percentage ownership of common stock outstanding						48.40%
At-The-Market Offering [Member]
Class of Stock [Line Items]
Shares issued		13,422,818		13,422,818
Sale of stock, share price (in dollars per share) | $ / shares						$ 7.45
Net proceeds from issuance of shares | $		$ 98,200,000
At-The-Market Offering [Member] | Hemen [Member]
Class of Stock [Line Items]
Shares issued		1,342,281
Reverse stock split [Member]
Class of Stock [Line Items]
Share capital, shares outstanding (in shares)					156,386,506
Ordinary shares authorized, value | $	$ 500,000,000	$ 500,000,000		$ 500,000,000
Ordinary shares authorized (in shares)	500,000,000	500,000,000		500,000,000
Ordinary shares issued (dollars per share) | $ / shares	$ 1.00	$ 1.00		$ 1.00
Reverse acquisition [Member]
Class of Stock [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition							1
Share exchange ratio in reverse acquisition							2.55
Common stock, shares, issued as merger consideration							583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split							249,100,000
Treasury stock (in shares) | $							$ 6,800,000
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger							13,460,000